Commitments and contingent liabilities - Standby Letters of Credits by Investment Grade (Details) - Standby letters of credit	Dec. 31, 2016	Dec. 31, 2015
Investment grade
Concentration Risk [Line Items]
Concentration risk	89.00%	86.00%
Non-investment grade
Concentration Risk [Line Items]
Concentration risk	11.00%	14.00%